EQ ADVISORS TRUSTSM

EQ/Invesco International Growth Portfolio

SUPPLEMENT DATED DECEMBER 21, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, Matthew Dennis of Invesco Advisers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Invesco International Growth Portfolio. All references to Matthew Dennis in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.